Merger (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 16, 2013 The One Group [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition			12,631,400
Par value of stock in business acquisition			$ 0.0001
Proceeds from merger	$ 15,453,217		$ 28,800,000
Assumed accrued expense liabilities			1,500,000
Payment to acquire member interest			11,750,000
Shares issued to CEO and director as a control premium			1,000,000
Shares issued to CEO and related entities, pro rata portion			7,680,666
Escrow shares			2,000,000
Additional payments to TOG Members			14,100,000
Shares required for additional payments to TOG Members			5,750,000
Shares issued price per share			$ 5.00
Exercise price of warrants			5.00
Aggregate contingent sign-on bonus			900,000
Minimum price per share per agreement			$ 6.25
Amount in excess of $20,000 of excess liabilities			12,721
Excess liabilities and working capital shortfall			32,721
Issuance of common stock in private placement			3,131,339
Proceeds from private placement			$ 15,656,695
Merger exchange ratio			8.09 to one